Document and Entity Information	Nov. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001651094
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity Registrant Name	Elevate Credit, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37680
Entity Tax Identification Number	46-4714474
Entity Address, Address Line One	Elevate Credit, Inc.
Entity Address, Address Line Two	4150 International Plaza
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(817)
Local Phone Number	928-1500
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0004 per share
Trading Symbol	ELVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true